Statements of Net Assets Available for Benefits - Navient 401(k) Savings Plan [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statements of Net Assets Available for Benefits [Abstract]
Investments, at fair value	$ 643,029,010	$ 687,690,167
Notes receivable from participants	2,808,815	6,333,718
Net assets available for benefits	$ 645,837,825	$ 694,023,885